INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS

	At December 31,
	2022	2021
Time deposits and other investments:
Time deposits and other (1)	$846	$—
Marketable equity securities	34	82
	$880	$82

Non-current:
Marketable and other equity securities (2)(3)	$226	$307

Equity method investments:
Pueblo Viejo Mine (40.0%)	$1,435	$1,320
NuevaUnión Project (50.0%)	956	950
Norte Abierto Project (50.0%)	518	505
Maverix Metals Inc. (28.5%) (4)	143	160
Other	—	1
	3,052	2,936
	$3,278	$3,243

Non-current restricted investments: (5)
Marketable debt securities	$27	$35
Other assets	8	16
	$35	$51
____________________________
(1)At December 31, 2022, Time deposits and other includes time deposits with an original maturity of more than three months but less than one year, entered into during 2022, of $829, related accrued interest of $9, and warrants expiring in June 2023 related to Maverix of $8, recorded in the Maverix equity method investment balance at December 31, 2021.
(2)Includes $62 related to the Company's ownership interest in MARA at December 31, 2021. During the fourth quarter of 2022, the Company sold its 18.75% ownership interest in MARA, which was accounted for under the measurement alternative. Refer to Note 8 for additional information.
(3)Includes equity interest held in QuestEx Gold & Copper Ltd. (“QuestEx”) at December 31, 2021. During the second quarter of 2022, Skeena Resources Limited ("Skeena") acquired all of the issued and outstanding shares of QuestEx. Concurrently, the Company purchased certain properties acquired by Skeena for total consideration of $20.
(4)In January 2023, Maverix was fully acquired by Triple Flag Precious Metals Corporation ("Triple Flag"). The Company's ownership interest in the newly combined company will be accounted for as a marketable equity security. Refer to "Maverix Metals, Inc." below for further information.
(5)Non-current restricted investments are legally pledged for purposes of settling reclamation and remediation obligations and are included in Other non-current assets. For further information regarding these amounts, refer to Note 5.
Equity Method Investments
Income (loss) from the Company's equity method investments is recognized in Equity income (loss) of affiliates, which for the years ended 2022, 2021 and 2020 primarily consists of income of $102, $166 and $193, respectively, from the Pueblo Viejo mine.
See below for further information on the Company's equity method investments.
Pueblo Viejo
The Pueblo Viejo mine is located in the Dominican Republic and commenced operations in September 2014. Barrick operates and holds the remaining interest in the mine. At acquisition, the carrying value of Newmont’s equity investment in Pueblo Viejo was lower than the underlying net assets of its investment resulting in a basis difference, which is being amortized into Equity income (loss) of affiliates over the remaining estimated useful life of the mine. As of December 31, 2022 the net basis difference was $251.
In June 2009, Goldcorp entered into a $400 shareholder loan agreement with Pueblo Viejo with a term of fifteen years. In April 2012, additional funding of $300 was issued to Pueblo Viejo with a term of twelve years. Both loans bear interest at 95% of LIBOR plus 2.95% which is compounded semi-annually in arrears on February 28 and August 31 of each year. The loans have no set repayment terms. Both loans were fully repaid in December 2022.
In November 2020, the Company and Barrick entered into an agreement with Pueblo Viejo to provide additional funding of up to $1,300 ($520 attributable to Newmont's 40% ownership interest) through a loan facility for the expansion of Pueblo Viejo's operations (“Loan Facility”). Under the terms of the agreement, the Company and Barrick will distribute funds based on their respective proportionate ownership interest in Pueblo Viejo. The Loan Facility bears interest at 95% of LIBOR plus 4.00% which is compounded semi-annually in arrears on February 28 and August 31 of each year. The Loan Facility will be provided in two tranches of $800 and $500, respectively. Unused proceeds under the first tranche will be available for use under the second tranche. The tranches mature February 28, 2032 and February 28, 2035, respectively. In October 2022, the Loan Facility was amended and now bears interest at 95% of the 6-month SOFR plus 4.25%.
As of December 31, 2022 and December 31, 2021, the Company had outstanding shareholder loans to Pueblo Viejo of $356 and $260, with accrued interest of $8 and $3, respectively. All loans receivable and accrued interest are included in the Pueblo Viejo equity method investment balance.
In September 2019, the Company and Barrick entered into a $70 revolving loan facility (“Revolving Facility”) to provide short-term financing to Pueblo Viejo. The Company will fund 40% of the borrowings based on its ownership interest in Pueblo Viejo. Under the terms of the Revolving Facility, borrowings earn interest at LIBOR plus 2.09% and expired on December 31, 2022. In October 2022, the Revolving Facility was amended to extend the expiration date to December 31, 2024 and now bears interest using the 3-month SOFR plus 2.24%. There were no borrowings outstanding under the Revolving Facility as of December 31, 2022 and December 31, 2021.
The Company purchases its portion (40.0%) of gold and silver produced from Pueblo Viejo at market price and resells those ounces to third parties. Total payments made to Pueblo Viejo for gold and silver purchased were $530 and $616 for the years ended December 31, 2022 and December 31, 2021, respectively. These purchases, net of subsequent sales, were included in Other income (loss), net and the net amount is immaterial. There were no amounts due to or due from Pueblo Viejo for gold and silver purchases as of December 31, 2022 or December 31, 2021.
NuevaUnión
The NuevaUnión project is located in Chile and is currently in the Company’s development project pipeline. The project is jointly managed by Newmont and Teck Resources, who holds the remaining interest. At acquisition, the carrying value of Newmont’s equity investment in NuevaUnión was lower than the underlying net assets of its investment resulting in a basis difference. This basis difference will be amortized into Equity income (loss) of affiliates over the remaining estimated useful life of the mine beginning when commercial production is declared. As of December 31, 2022 the net basis difference was $67.
Norte Abierto
The Norte Abierto project is located in Chile and is currently in the Company’s development project pipeline. The project is jointly managed by Newmont and Barrick, who holds the remaining interest. Newmont owes deferred payments to Barrick to be satisfied through funding a portion of Barrick’s share of project expenditures at the Norte Abierto project. At December 31, 2022, there were $26 and $94 of deferred payments included in Other current liabilities and Other non-current liabilities on the Consolidated Balance Sheet, respectively. At December 31, 2021, there were $22 and $102 of deferred payments included in Other current liabilities and Other non-current liabilities on the Consolidated Balance Sheet, respectively.
At December 31, 2022 the carrying value of Newmont’s equity investment in Norte Abierto was lower than the underlying net assets of its investment by $209. This basis difference will be amortized into Equity income (loss) of affiliates over the remaining estimated useful life of the mine beginning when commercial production is declared.
Maverix Metals, Inc.
In 2020, the Company completed the sale of certain royalty interests to Maverix, with a carrying value of $0, for cash consideration and additional equity ownership in Maverix. The Company received total consideration of $75 from Maverix, consisting of $15 in cash and $60 in equity (12 million common shares at $5.02 per share). In addition, the Company will receive up to $15 in contingent cash payments payable upon completion of certain milestones. As of December 31, 2022, Newmont holds 28.5% equity ownership in Maverix.
In January 2023, Triple Flag acquired all of the issued and outstanding common shares of Maverix. At the time of close, Newmont held 28.5% of Maverix’s outstanding common shares. As a result of Triple Flag's acquisition of Maverix, the Company's shares and warrants in Maverix were converted to shares and warrants in Triple Flag resulting in 7.5% ownership. The ownership interest held in Triple Flag will be accounted for as a marketable equity security. A gain of approximately $65 is expected as a result of the share and warrant conversion and will be recognized in Gain on asset and investment sales, net in the first quarter of 2023.